Share-Based Compensation And Awards (Weighted-Average Assumptions) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Share-Based Compensation And Awards [Abstract]
Dividend yield	4.37%	4.41%
Risk-free interest rate	1.88%	0.94%
Expected life of options	6	6
Expected volatility factor of the future expected market price of Class B Non-Voting Shares	16.30%	16.80%